EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 86.0%
	AUSTRALIA — 4.1%
183,000	Newcrest Mining Ltd.	$3,246,259
120,000	Sonic Healthcare Ltd.	2,833,154
		6,079,413
	BELGIUM — 3.6%
140,000	Etablissements Franz Colruyt N.V.	5,321,385
	BRAZIL — 3.2%
750,656	Ambev S.A. - ADR	2,342,047
689,700	Banco Bradesco S.A. - ADR	2,434,641
		4,776,688
	CANADA — 14.3%
89,928	Agnico Eagle Mines Ltd.	4,713,126
75,000	Bank of Nova Scotia	3,776,447
225,800	Barrick Gold Corp.	3,904,082
1,000,000	IAMGOLD Corp. *	2,720,000
509,900	Kinross Gold Corp.	2,539,302
30,000	Nutrien Ltd.	2,066,700
84,694	Pan American Silver Corp.	1,429,635
		21,149,292
	CHILE — 2.0%
174,402	Cia Cervecerias Unidas S.A. - ADR	2,917,745
	CHINA — 3.2%
10,000	Meituan - Class B *,1	187,590
100,000	Tencent Holdings Ltd.	4,544,231
		4,731,821
	DENMARK — 3.7%
15,000	Novo Nordisk A/S - ADR	2,416,500
35,000	Royal Unibrew A/S	3,029,333
		5,445,833
	FRANCE — 3.8%
51,100	Societe BIC S.A.	3,123,870
25,000	Sodexo S.A.	2,565,696
		5,689,566
	GERMANY — 10.4%
25,000	adidas A.G.	5,057,724
20,000	BASF S.E.	1,072,457
56,000	Bayer A.G.	3,271,952

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
34,000	Mercedes-Benz Group A.G.	$2,715,514
25,000	Volkswagen A.G.	3,313,909
		15,431,556
	JAPAN — 4.2%
50,000	Asahi Group Holdings Ltd.	1,966,400
54,000	Calbee, Inc.	1,048,192
110,000	Chugai Pharmaceutical Co., Ltd.	3,271,430
		6,286,022
	NETHERLANDS — 2.7%
22,000	Aalberts N.V.	992,480
100,000	Shell PLC	3,076,965
		4,069,445
	NORWAY — 2.2%
105,000	Equinor A.S.A.	3,195,035
	SINGAPORE — 2.0%
165,000	Singapore Exchange Ltd.	1,204,805
842,700	Singapore Telecommunications Ltd.	1,685,654
		2,890,459
	SPAIN — 1.1%
382,689	Telefonica S.A.	1,631,320
	SWEDEN — 0.8%
32,000	Alfa Laval A.B.	1,197,446
	SWITZERLAND — 7.0%
10,000	Kuehne + Nagel International A.G.	3,123,495
40,000	Novartis A.G. - ADR	4,196,000
10,000	Roche Holding A.G.	3,102,855
		10,422,350
	UNITED KINGDOM — 13.7%
85,000	BP PLC - ADR	3,170,500
200,000	British American Tobacco PLC - ADR	6,736,000
55,760	GSK PLC	1,983,383
40,000	Reckitt Benckiser Group PLC	2,996,920
75,000	Unilever PLC - ADR	4,029,750
1,423,470	Vodafone Group PLC	1,359,714
		20,276,267

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 4.0%
52,000	Newmont Corp.	$2,231,840
36,645	Philip Morris International, Inc.	3,654,239
		5,886,079
	TOTAL COMMON STOCKS
	(Cost $112,634,373)	127,397,722
	SHORT-TERM INVESTMENTS — 13.7%
20,218,681	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.891% [2]	20,218,681
	Total Short-Term Investments
	(Cost $20,218,681)	20,218,681
	TOTAL INVESTMENTS — 99.7%
	(Cost $132,853,054)	147,616,403
	Other Assets in Excess of Liabilities — 0.3%	506,079
	TOTAL NET ASSETS — 100.0%	$148,122,482

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $187,590, which represents 0.13% of Net Assets.
[2]The rate is the annualized seven-day yield at period end.